Leasing - Schedule of Lease Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leasing
Balance beginning	R$ 354	R$ 244
Addition	55	141
Lease obligation arising from business combination	3	5
Accrued interest	38	29
Payment of principal portion of lease liability	(67)	(66)
Payment of interest	(5)	(4)
Disposals (contracts terminated)	(13)	(16)
Remeasurement	68	21
Balance ending	433	R$ 354
Current liabilities	79
Non-current liabilities	R$ 354